Derivative Financial Instruments - Summary of Derivative Instrument Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 13,833,439	$ 30,936,161
Foreign currencies [member] | Currency Forward purchases [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	25,716,730	24,787,263
Foreign currencies [member] | Currency Forward Sale [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	14,328,423	17,225,667
Foreign currencies [member] | Currency Forward by customers purchases [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,549,356	13,531,017
Foreign currencies [member] | Forward Currency Customer Sales [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	12,563,375	21,060,236
Other asset [member] | Interest rate swap 1 [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	82,909	490,436
Government securities [member] | Currency Forward Sale [member] | Repurchase Transaction [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 61,923,889	$ 40,799,609